Remuneration of key management - Board of directors compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 2,370,000	€ 2,205,000	€ 1,770,000
Meeting fees	€ 133,000	75,000	51,000
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Sari Baldauf, Chair (4)(5)
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 465,000	440,000	440,000
Meeting fees	€ 10,000	€ 0	€ 0
Shares received number (in shares)	47,427	36,217	43,711
Personnel committee fee	€ 15,000
Technology committee fee	10,000
Soren Skou, Vice Chair
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	225,000	€ 210,000	€ 175,000
Meeting fees	€ 14,000	€ 9,000	€ 7,000
Shares received number (in shares)	22,948	17,285	17,385
Personnel committee fee	€ 15,000
Timo Ahopelto
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	210,000	€ 0	€ 0
Meeting fees	€ 10,000	€ 0	€ 0
Shares received number (in shares)	21,418	0	0
Technology committee fee	€ 10,000
Audit committee fee	15,000
Bruce Brown
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 210,000	€ 200,000
Meeting fees	€ 5,000	€ 17,000	€ 7,000
Shares received number (in shares)	0	17,285	19,868
Elizabeth Crain
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 215,000	€ 0	€ 0
Meeting fees	€ 15,000	€ 0	€ 0
Shares received number (in shares)	21,928	0	0
Personnel committee fee	€ 15,000
Audit committee fee	15,000
Thomas Dannenfeldt
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	230,000	€ 200,000	€ 185,000
Meeting fees	€ 9,000	€ 9,000	€ 7,000
Shares received number (in shares)	23,458	16,462	18,378
Personnel committee fee	€ 30,000
Audit committee fee	15,000
Lisa Hook
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	200,000	€ 185,000	€ 0
Meeting fees	€ 17,000	€ 7,000	€ 0
Shares received number (in shares)	20,399	15,227	0
Personnel committee fee	€ 15,000
Jeanette Horan
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	210,000	€ 195,000	€ 185,000
Meeting fees	€ 10,000	€ 0	€ 7,000
Shares received number (in shares)	21,418	16,050	18,378
Technology committee fee	€ 10,000
Audit committee fee	15,000
Edward Kozel
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 205,000	€ 195,000
Meeting fees	€ 5,000	€ 12,000	€ 7,000
Shares received number (in shares)	0	16,874	19,372
Thomas Saueressig
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 195,000	€ 180,000	€ 0
Meeting fees	€ 14,000	€ 7,000	€ 0
Shares received number (in shares)	19,889	14,816	0
Technology committee fee	€ 10,000
Carla Smits-Nusteling
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	215,000	€ 200,000	€ 190,000
Meeting fees	€ 14,000	€ 9,000	€ 9,000
Shares received number (in shares)	21,928	16,462	18,875
Audit committee fee	€ 30,000
Kari Stadigh
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 0	€ 200,000
Meeting fees	€ 0	€ 0	€ 7,000
Shares received number (in shares)	0	0	19,868
Kai Öistämö
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 205,000	€ 180,000	€ 0
Meeting fees	€ 10,000	€ 5,000	€ 0
Shares received number (in shares)	20,908	14,816	0
Technology committee fee	€ 20,000